Cost of revenues (Tables)	12 Months Ended
Dec. 31, 2025
Cost of revenues
Schedule of cost of revenue

	Years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Revenue sharing fees and content costs	3,878,385,035	3,363,122,749	2,792,249,793
Bandwidth costs	449,901,415	304,597,404	200,283,100
Others	518,084,814	279,272,821	336,792,443
Total	4,846,371,264	3,946,992,974	3,329,325,336